Grupo Santander - Agreement for the sale of the stake in Caceis (Details) - EUR (€) € in Millions		6 Months Ended
	Dec. 19, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Gains or losses on non-current assets held for sale not classified as discontinued operations		€ 217	€ (31)
Crédit Agricole S.A. | Caceis
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percentage)	100.00%
Caceis
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate, sold (in percentage)	30.50%
Gains or losses on non-current assets held for sale not classified as discontinued operations		€ 231